Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 2,750	$ 2,414
Investment income due and accrued	1,163	1,124
Property and equipment	667	666
Right-of-use assets	734	785
Deferred acquisition costs	157	152
Prepaid expenses	1,337	1,136
Accrued post-retirement benefit assets	58	50
Other	155	135
Total other assets	7,021	6,462
Amortization expense, deferred acquisition costs	$ 27	$ 25